MERGER AND ACQUISITIONS (Details Textual) S/ in Thousands		1 Months Ended			2 Months Ended		12 Months Ended
	May 23, 2018 PEN (S/)	Apr. 18, 2018 PEN (S/)	Sep. 30, 2016 PEN (S/)	Sep. 30, 2016 USD ($)	Aug. 01, 2016 PEN (S/)	Aug. 01, 2016 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)	Jul. 20, 2016 USD ($)	Feb. 24, 2016 USD ($)
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control | S/							S/ 174,472		S/ 0	S/ 489,866
Credicorp Capital Ltd [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Capital contributions approved											$ 120,100,000	$ 106,300,000	$ 15,400,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities										489,900	26,700,000
Capital Contributions Gross Approved											121,700,000
Credicorp Capital Holding Chile [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities								$ 49,200,000			49,200,000
Proceeds From Own Resources											4,500,000
Proceeds from issue of subordinated liabilities											20,000,000
Credicorp Capital Holding Colombia [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Percentage of voting equity interests acquired			18.68%	18.68%	30.32%	30.32%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			S/ 96,100	$ 28,300,000	S/ 152,400	$ 45,200,000		$ 44,200,000			44,200,000
Proceeds From Own Resources											$ 1,000,000
Proportion of ownership interest in subsidiary					81.32%	81.32%
Mibanco [Member] | Subsequent Events Member [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Proportion of ownership interests acquired in subsidiary previously held by non-controlling interests	1.22%	3.23%
Proportion of ownership interests acquired previously held by non-controlling interests	0.05%	0.06%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control | S/	S/ 47,300	S/ 129,000
Payments of other equity instruments | S/	S/ 1,900	S/ 2,400
Inversiones IMT S.A. [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Percentage of voting equity interests acquired											39.40%
Proportion of ownership interest in subsidiary							100.00%	100.00%
Inversiones IMT S.A. [Member] | Credicorp Capital Holding Chile [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities										241,400	$ 73.7
Bottom of range [member] | Mibanco [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Proportion of ownership interests held by non-controlling interests							97.74%	97.74%
Top of range [member] | Mibanco [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Proportion of ownership interests held by non-controlling interests							93.18%	93.18%
First Tranche [Member] | Credicorp Capital Ltd [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities | S/										340,400
Second Tranche [Member] | Credicorp Capital Ltd [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities | S/										S/ 149,500